Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in benefit obligation
Beginning of year	$ (6,205)	$ (5,479)
Service cost	(347)	(322)
Interest cost	$ (391)	$ (323)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income	Noninterest Income, Other Operating Income
Actuarial loss	$ (208)	$ (305)
Benefits paid	221	224
End of year	(6,930)	(6,205)
Change in fair value of plan assets
Beginning of year	9,734	8,381
Actual return on plan assets	1,479	903
Employer contribution	630	672
Benefits paid	(221)	(222)
End of year	11,622	9,734
Funded status at end of year	$ 4,692	$ 3,529